UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
30	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Balanced Opportunity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. Investors appear to have adopted a more optimistic outlook, as several major stock market indices reached new record highs by the reporting period’s end, while yields of longer term U.S. government bonds recently have climbed.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2012, through May 31, 2013, as provided by Keith Stransky, Brian Ferguson, Sean Fitzgibbon, and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, and Class Z shares produced total returns of 11.47%, 11.10%, 11.58%, 11.61%, and 11.55%, respectively.1 In comparison, the fund’s benchmark, a blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and 40% Barclays U.S. Aggregate Bond Index, produced a total return of 9.18% for the same period.2 Separately, the S&P 500 Index and the Barclays U.S.Aggregate Bond Index produced total returns of 16.42% and –1.05%, respectively, for the same period.

Improving economic trends generally drove stocks higher and bonds lower during the reporting period. The fund outperformed its benchmark, primarily due to an overweighting in stocks and successful stock selection in eight of the 10 market sectors represented in the S&P 500 Index.

The Fund’s Investment Approach

The fund seeks high total return, including capital appreciation and current income, through a diversified mix of stocks and fixed-income securities.When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates, and the general outlook for stocks.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations, and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities that, at the time of purchase, are rated investment grade (Baa/BBB or higher) or the non-rated equivalent as determined by Dreyfus.We may invest up to 5% of the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

fixed-income portfolio in securities rated below investment grade (but not lower than B) or the non-rated equivalent as determined by Dreyfus at the time of purchase and up to 10% in bonds from foreign issuers.

Recovering Economy Fueled Market Gains

The reporting period began amid uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the tax increases helped alleviate investors’ worries. Subsequently, investors responded positively to improved U.S. employment and housing market trends and aggressively accommodative monetary policies implemented by central banks worldwide. Continued corporate earnings strength and encouraging economic data lent further support to stock prices over the first five months of 2013, enabling the S&P 500 Index to set a new record high by the reporting period’s end.

The recovering economy took its toll on all sectors of the fixed income market, as investors anticipated higher interest rates. These worries intensified in May, when remarks by Federal Reserve Board chairman Ben Bernanke were interpreted as a signal that the central bank might soon back away from its ongoing quantitative easing program. Consequently, corporate-backed bonds, U.S. Treasury securities and mortgage-backed securities lost a degree of value.

Stock Selections Buoyed Fund Results

The fund achieved particularly strong results in the financials sector, where diversified financial institutions rebounded from depressed levels. Moreover, credit rating agency Moody’s benefited from increased debt and equity issuance, and brokerage firm TD Ameritrade Holding and investment manager Ameriprise Financial advanced along with the capital markets. In the energy sector, underweighted exposure to integrated oil producers enabled the fund to avoid the brunt of their relative weakness. Instead, we emphasized refiners such as Valero Energy, which achieved higher profit margins. In addition, Occidental Petroleum, Cl. A gained value after the resolution of a management dispute.Among materials companies, LyondellBasell Industries benefited from lower input costs, and the fund held underweighted positions among commodities producers vulnerable to sluggish demand from the emerging markets. In other areas, a relatively light position in consumer electronics maker Apple buoyed relative results.

Disappointments during the reporting period were concentrated in the health care sector, where product-specific issues weighed on pharmaceutical developers Pfizer and Merck & Co. In the information technology sector, underweighted exposure to computer-related companies prevented greater participation in a rebound we consider temporary. Meanwhile, expected increases in enterprise spending on technology services failed to materialize, hurting holdings that we consider well-positioned for ongoing technology trends.

The fund’s fixed-income portfolio outperformed the Barclays U.S.Aggregate Bond Index, mainly due to overweighted exposure to corporate bonds, led by BBB-rated securities and debt instruments from financial companies. Relative weakness among mortgage-backed securities was not enough to fully offset relative strength in the corporate sector.

A Constructive Outlook

We currently expect stimulative monetary policies, low inflation and interest rates, and positive employment trends to continue to support stock prices. The fund remains constructively positioned through overweighted exposure to stocks, particularly in the financials and energy sectors, and to a lesser degree the information technology sector. We also have retained the bond portfolio’s emphasis on corporate-backed securities.

June 17, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Classes A, C and I shares provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, Class A, C and I returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$6.33	$1,114.70
Class C	$10.26	$1,111.00
Class J	$5.38	$1,116.10
Class I	$5.01	$1,115.80
Class Z	$6.01	$1,115.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$6.04	$1,018.95
Class C	$9.80	$1,015.21
Class J	$5.14	$1,019.85
Class I	$4.78	$1,020.19
Class Z	$5.74	$1,019.25

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, 1.02% for
Class J, .95% for Class I and 1.14% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—30.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—1.3%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	[a]	320,034
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		231,855
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		282,258
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		76,724
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		319,026
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		548,363
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		485,018
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	50,224		50,374
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	57,306		57,467
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		330,268
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	[a]	334,258
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		446,241
					3,481,886
Asset-Backed Ctfs./Equipment—.2%
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		401,694
Asset-Backed Ctfs./
Home Equity Loans—.0%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.33	12/25/33	68,539	[b]	69,980
Commercial Mortgage
Pass-Through Ctfs.—1.4%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		602,511

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-T22, Cl. A4	5.58	4/12/38	275,000	[b]	304,565
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	237,867		247,977
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	[b]	202,933
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	330,000		330,609
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	560,000	[a,b]	562,534
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	445,000	[a]	506,734
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	64,408	[b]	67,590
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	435,000	[a,b]	529,070
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.54	8/15/39	342,572	[b]	358,096
					3,712,619
Consumer Discretionary—1.5%
AutoZone,
Sr. Unscd. Notes	3.70	4/15/22	165,000		167,619
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		171,352
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	[a]	426,092
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	547,273	[a]	727,897
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	345,000	[a]	345,245
Hutchison Whampoa International
(12) (II), Gtd. Notes	2.00	11/8/17	300,000	[a]	298,783

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary (continued)
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		283,842
News America,
Gtd. Notes	6.65	11/15/37	175,000		212,677
Staples,
Sr. Unscd. Notes	2.75	1/12/18	395,000		402,404
Time Warner Cable,
Gtd. Debs	6.55	5/1/37	380,000		438,316
Time Warner,
Gtd. Notes	3.40	6/15/22	225,000		227,885
Time Warner,
Gtd. Notes	5.88	11/15/16	76,000		87,697
Time Warner,
Gtd. Debs	6.10	7/15/40	75,000		86,323
					3,876,132
Consumer Staples—.6%
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		79,703
Altria Group,
Gtd. Notes	10.20	2/6/39	60,000		95,831
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		427,617
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	205,000		200,574
Mondelez International,
Sr. Unscd. Notes	6.88	2/1/38	180,000		235,549
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	[a]	214,762
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	330,000		331,595
					1,585,631
Energy—.8%
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	110,000		103,784
Enterprise Products Operating,
Gtd. Notes, Ser. N	6.50	1/31/19	205,000		250,740
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		279,945

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000		111,938
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		246,135
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000		465,750
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	170,000		180,597
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		276,085
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000		68,360
					1,983,334
Financial—4.4%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		53,588
Allstate,
Sr. Unscd. Debs	6.75	5/15/18	220,000		272,813
AON,
Gtd. Notes	3.50	9/30/15	165,000		174,140
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	570,000		659,387
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	105,000		120,775
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	365,000		379,858
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		296,565
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		192,139
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	255,000	[c]	276,666
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	230,000		271,469
Duke Realty,
Gtd. Notes	8.25	8/15/19	155,000		199,755
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	[a]	265,657

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		293,197
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	265,000		282,537
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	495,000		509,903
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	295,000		377,959
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	65,000		77,190
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	95,000		113,710
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		256,659
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	125,000		143,341
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	[a]	509,085
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		235,149
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		313,349
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	420,000		456,110
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		273,333
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		233,642
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		105,590
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		118,572
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	225,000		254,181
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	[a]	148,319
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		302,790

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		273,806
Prudential Financial,
Notes	5.38	6/21/20	410,000		480,354
Prudential Financial,
Sr. Unscd. Notes	6.20	11/15/40	380,000		464,070
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	250,000		249,312
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		233,113
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		231,235
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	400,000	[a]	406,640
US Bancorp,
Sub. Notes	2.95	7/15/22	250,000		243,832
WEA Finance,
Gtd. Notes	7.13	4/15/18	75,000	[a]	91,895
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		243,246
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		288,481
					11,373,412
Foreign/Governmental—.2%
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		280,297
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	85,000		91,940
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		126,536
					498,773
Health Care—.1%
Actavis,
Sr. Unscd. Notes	4.63	10/1/42	100,000		97,887
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	260,000		261,771
					359,658

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology—.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	70,000		70,542
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		210,177
					280,719
Materials—.6%
CF Industries,
Gtd. Notes	3.45	6/1/23	160,000		158,330
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	210,000		223,674
Freeport-McMoRan
Copper & Gold,
Sr. Unscd. Notes	5.45	3/15/43	600,000	[a]	578,636
Teck Resources,
Gtd. Notes	5.40	2/1/43	200,000		189,018
Teck Resources,
Gtd. Notes	6.25	7/15/41	65,000		67,560
Vale Overseas,
Gtd. Notes	4.38	1/11/22	215,000		214,622
Vale,
Sr. Unscd. Notes	5.63	9/11/42	185,000		173,411
					1,605,251
Municipal Bonds—.2%
Los Angeles
Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		145,588
Metropolitan Transportation
Authority, Dedicated
Tax Fund Revenue
(Build America Bonds)	6.09	11/15/40	10,000		12,454
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		282,841
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		167,388
					608,271

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs.—.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.46	7/25/35	98,964 [b]		91,642
Telecommunications—.9%
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	365,000		391,879
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	150,000		199,498
SBA Tower Trust,
Scd. Bonds	2.24	4/15/43	405,000 [a]		404,008
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	345,000		358,804
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	560,000		605,143
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	349,000		396,754
					2,356,086
U.S. Government Agencies—1.5%
Federal Home Loan
Mortgage Corp.,
Notes	4.88	6/13/18	855,000 [c,d]		1,009,080
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000 [d]		2,288,879
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000 [d]		509,336
					3,807,295
U.S. Government Agencies/
Mortgage-Backed—6.8%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41—3/1/42			1,996,372	[d]	2,079,598
5.00%, 4/1/39			856,022	[d]	946,803
5.50%, 4/1/22—1/1/36			571,796	[d]	618,861
Federal National Mortgage Association:
3.00%, 5/1/42—10/1/42			3,364,242	[d]	3,383,262
3.50%, 12/1/41—8/1/42			3,598,950	[d]	3,741,541
4.00%, 1/1/41—12/1/41			3,962,642	[d]	4,198,267
4.50%, 2/1/39			198,948	[d]	212,692
5.00%, 8/1/20—7/1/39			1,467,538	[d]	1,619,393
5.50%, 9/1/34—5/1/40			471,529	[d]	522,588

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage
association (continued):
6.00%, 10/1/37—5/1/39			281,949	[d]	310,953
8.00%, 3/1/30			134	[d]	138
Government National Mortgage Association I;
5.50%, 4/15/33			65,084		71,784
					17,705,880
U.S. Government Securities—9.3%
U.S. Treasury Bonds:
3.88%, 8/15/40			105,000	[c]	117,518
6.50%, 11/15/26			330,000	[c]	478,758
U.S. Treasury Notes:
0.13%, 7/31/14			2,515,000	[c]	2,513,921
0.38%, 6/30/13			4,340,000	[c]	4,341,697
1.75%, 5/31/16			4,170,000		4,321,488
2.13%, 5/31/15			1,840,000	[c]	1,906,269
2.38%, 7/31/17			7,275,000		7,734,802
2.63%, 8/15/20			2,675,000	[c]	2,864,131
					24,278,584
Utilities—.6%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		110,762
Elen Finance International,
Gtd. Notes	6.80	9/15/37	300,000	[a]	321,259
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		361,165
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		222,208
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		110,930
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		273,447
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		248,136
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		33,266
					1,681,173
Total Bonds and Notes
(cost $77,895,729)					79,758,020

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks—67.3%	Shares		Value ($)
Consumer Discretionary—7.9%
AMC Networks, Cl. A	5,570	[e]	356,591
Best Buy	61,170		1,685,234
BorgWarner	4,000	[e]	324,280
Carnival	42,983		1,422,737
CBS, Cl. B	13,310		658,845
Delphi Automotive	11,650		568,637
General Motors	23,500	[e]	796,415
Johnson Controls	30,610		1,143,590
Kohl’s	19,090		981,417
Macy’s	15,830		765,222
Newell Rubbermaid	43,990		1,189,490
News Corp., Cl. A	25,110		806,282
NIKE, Cl. B	12,600		776,916
Omnicom Group	8,690		539,910
PVH	9,230		1,063,204
Starbucks	12,190		768,823
Time Warner	30,306		1,768,961
Viacom, Cl. B	27,140		1,788,255
Walt Disney	51,500		3,248,620
			20,653,429
Consumer Staples—6.4%
Avon Products	38,510		907,681
Beam	16,230		1,052,353
Coca-Cola Enterprises	27,940		1,038,250
ConAgra Foods	67,650		2,279,129
CVS Caremark	41,921		2,413,811
Dean Foods	27,390	[e]	287,321
Kraft Foods Group	18,690		1,030,380
PepsiCo	36,530		2,950,528
Philip Morris International	21,430		1,948,201
Unilever, ADR	30,360		1,275,424
Wal-Mart Stores	14,570		1,090,419
WhiteWave Foods, Cl. A	6,997	[c]	122,021
WhiteWave Foods, Cl. B	9,965		164,813
			16,560,331

Common Stocks (continued)	Shares		Value ($)
Energy—7.9%
Anadarko Petroleum	21,300		1,863,111
Cameron International	15,740	[e]	958,094
Chevron	44,964		5,519,331
EOG Resources	9,510		1,227,741
Hess	12,210		823,076
National Oilwell Varco	7,040		494,912
Occidental Petroleum	67,410		6,206,439
Phillips 66	15,510		1,032,501
Schlumberger	14,610		1,066,968
TransCanada	14,700		673,995
Valero Energy	20,810		845,510
			20,711,678
Exchange-Traded Funds—.5%
iShares Russell 1000 Value Index Fund	7,957		673,083
SPDR S&P 500 ETF Trust	3,450		563,903
			1,236,986
Financial—16.5%
Affiliated Managers Group	3,256	[e]	533,984
American Express	16,430		1,243,915
American International Group	54,990	[e]	2,444,855
American Tower	6,830	[f]	531,647
Ameriprise Financial	28,000		2,282,560
Bank of America	283,960		3,878,894
Capital One Financial	15,430		940,150
CBRE Group, Cl. A	14,790	[e]	342,832
Chubb	33,130		2,885,623
Citigroup	79,930		4,155,561
Comerica	32,330	[c]	1,276,712
Discover Financial Services	10,990		521,036
Fifth Third Bancorp	42,390		771,498
Franklin Resources	4,290		664,135
Goldman Sachs Group	10,610		1,719,669
Hartford Financial Services Group	35,820		1,097,167
ING US	30,305		864,602
Invesco	17,600		593,824

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
JPMorgan Chase & Co.	103,282		5,638,164
MetLife	32,307		1,428,292
Moody’s	22,240		1,477,626
Morgan Stanley	31,410		813,519
PNC Financial Services Group	13,350		956,394
Prudential Financial	13,130		905,576
TD Ameritrade Holding	50,140		1,175,282
Wells Fargo & Co.	95,892		3,888,420
			43,031,937
Health Care—8.6%
Aetna	8,870		535,571
Baxter International	14,200		998,686
Cigna	30,440		2,066,876
Eli Lilly & Co.	37,000		1,966,920
Express Scripts Holding	12,770	[e]	793,272
Gilead Sciences	14,850	[e]	809,028
HCA Holdings	13,760		537,466
Johnson & Johnson	50,127		4,219,691
McKesson	15,510		1,765,969
Merck & Co.	23,500		1,097,450
Pfizer	250,587		6,823,484
Sanofi, ADR	17,770		943,409
			22,557,822
Industrial—6.3%
ADT	11,597	[e]	470,722
Cummins	12,410		1,484,608
Delta Air Lines	45,480	[e]	819,095
Eaton	32,320		2,135,059
FedEx	24,660		2,375,744
Fluor	9,210		582,164
General Electric	189,160		4,411,211
Honeywell International	20,530		1,610,784
Pitney Bowes	35,330	[c]	518,644
Robert Half International	10,750		373,670
Tyco International	18,405		622,273
Union Pacific	7,420		1,147,280
			16,551,254

Common Stocks (continued)	Shares		Value ($)
Information
Technology—10.5%
Alliance Data Systems	4,380	[c,e]	775,654
Amphenol, Cl. A	5,370		418,323
Apple	4,511		2,028,506
Applied Materials	83,010		1,261,752
Broadcom, Cl. A	12,460		447,439
Ciena	53,730	[e]	899,440
Cisco Systems	181,100		4,360,888
Cognizant
Technology Solutions, Cl. A	7,880	[e]	509,442
Corning	38,710		594,973
EMC	102,900	[e]	2,547,804
Facebook, Cl. A	14,830		361,111
Google, Cl. A	1,520	[e]	1,323,023
International
Business Machines	2,000		416,040
Juniper Networks	24,910	[e]	441,654
Micron Technology	48,980	[e]	572,086
Oracle	90,790		3,065,070
QUALCOMM	31,990		2,030,725
SanDisk	21,630	[e]	1,276,603
Texas Instruments	71,700		2,573,313
Visa, Cl. A	4,540		808,756
Vishay Intertechnology	24,500	[c,e]	356,720
Xilinx	10,160		413,004
			27,482,326
Materials—1.9%
International Paper	37,320		1,722,318
LyondellBasell Industries, Cl. A	30,100	[c]	2,006,165
Monsanto	10,670		1,073,829
			4,802,312
Utilities—.8%
DTE Energy	10,430		694,742
NRG Energy	57,470		1,466,634
			2,161,376
Total Common Stocks
(cost $150,211,143)			175,749,451

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $518,586)	518,586 [g]	518,586

Investment of Cash Collateral
for Securities Loaned—1.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,435,532)	3,435,532 [g]	3,435,532

Total Investments (cost $232,060,990)	99.3%	259,461,589
Cash and Receivables (Net)	.7%	1,837,201
Net Assets	100.0%	261,298,790

ADR—American Depository Receipts
GO—General Obligation
REIT—Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, these securities were valued at $6,990,908 or 2.7% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At May 31, 2013, the value of the fund’s securities on loan was $16,994,985 and the value of the collateral held by the fund was $19,323,963, consisting of cash collateral of $3,435,532 and
U.S. Government & Agency Securities valued at $15,888,431.
d The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Non-income producing security.
f Investment in real estate investment trust.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	66.8	Commercial Mortgage-Backed	1.4
U.S. Government		Exchange-Traded Funds	.5
Agencies/Mortgage-Backed	17.6	Foreign/Governmental	.2
Corporate Bonds	9.6	Municipal Bonds	.2
Asset-Backed	1.5	Residential Mortgage-Backed	.0
Money Market Investments	1.5		99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2013 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,994,985)—Note 1(c):
Unaffiliated issuers			228,106,872		255,507,471
Affiliated issuers				3,954,118	3,954,118
Cash denominated in foreign currencies				2,835	2,852
Receivable for investment securities sold					8,217,935
Dividends, interest and securities lending income receivable					905,822
Receivable for shares of Beneficial Interest subscribed					39,319
Prepaid expenses					52,249
					268,679,766
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					267,827
Cash overdraft due to Custodian					105
Liability for securities on loan—Note 1(c)					3,435,532
Payable for investment securities purchased					3,270,044
Payable for shares of Beneficial Interest redeemed					303,971
Accrued expenses					103,497
					7,380,976
Net Assets ($)					261,298,790
Composition of Net Assets ($):
Paid-in capital					255,628,745
Accumulated undistributed investment income—net					587,184
Accumulated net realized gain (loss) on investments					(22,317,755)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					27,400,616
Net Assets ($)					261,298,790

Net Asset Value Per Share
	Class A	Class C	Class J	Class I	Class Z
Net Assets ($)	171,328,757	25,672,105	20,370,554	2,398,090	41,529,284
Shares Outstanding	8,634,130	1,294,742	1,025,289	120,664	2,100,855
Net Asset Value
Per Share ($)	19.84	19.83	19.87	19.87	19.77

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $11,747 foreign taxes withheld at source):
Unaffiliated issuers	1,761,780
Affiliated issuers	950
Interest	1,050,367
Income from securities lending—Note 1(c)	7,672
Total Income	2,820,769
Expenses:
Management fee—Note 3(a)	1,023,133
Shareholder servicing costs—Note 3(c)	430,726
Distribution fees—Note 3(b)	137,393
Professional fees	57,371
Prospectus and shareholders’ reports	43,949
Registration fees	36,288
Custodian fees—Note 3(c)	17,954
Trustees’ fees and expenses—Note 3(d)	11,443
Loan commitment fees—Note 2	954
Miscellaneous	19,352
Total Expenses	1,778,563
Less—reduction in expenses due to undertaking—Note 3(a)	(138,452)
Less—reduction in fees due to earnings credits—Note 3(c)	(619)
Net Expenses	1,639,492
Investment Income—Net	1,181,277
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	14,745,181
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	11,799,245
Net Realized and Unrealized Gain (Loss) on Investments	26,544,426
Net Increase in Net Assets Resulting from Operations	27,725,703

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012[a]
Operations ($):
Investment income—net	1,181,277	2,746,308
Net realized gain (loss) on investments	14,745,181	10,438,746
Net unrealized appreciation
(depreciation) on investments	11,799,245	16,450,987
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,725,703	29,636,041
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,935,562)	(2,154,925)
Class C Shares	(185,888)	(212,238)
Class J Shares	(271,444)	(340,289)
Class I Shares	(33,202)	(35,192)
Class Z Shares	(471,935)	(560,934)
Total Dividends	(2,898,031)	(3,303,578)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	17,241,154	9,515,684
Class C Shares	2,053,788	818,506
Class J Shares	323,497	469,033
Class I Shares	394,786	340,527
Class Z Shares	1,217,505	1,314,430
Dividends reinvested:
Class A Shares	1,763,047	1,948,618
Class C Shares	148,238	165,567
Class J Shares	258,875	327,476
Class I Shares	28,912	30,375
Class Z Shares	453,407	539,967
Cost of shares redeemed:
Class A Shares	(13,659,671)	(27,367,774)
Class B Shares	—	(5,366,168)
Class C Shares	(17,148,392)	(6,388,768)
Class J Shares	(1,599,763)	(4,864,374)
Class I Shares	(422,325)	(492,972)
Class Z Shares	(2,927,812)	(6,797,885)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(11,874,754)	(35,807,758)
Total Increase (Decrease) in Net Assets	12,952,918	(9,475,295)
Net Assets ($):
Beginning of Period	248,345,872	257,821,167
End of Period	261,298,790	248,345,872
Undistributed investment income—net	587,184	2,303,938

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012[a]
Capital Share Transactions:
Class Ab,c
Shares sold	871,366	559,569
Shares issued for dividends reinvested	97,893	121,258
Shares redeemed	(717,796)	(1,596,638)
Net Increase (Decrease) in Shares Outstanding	251,463	(915,811)
Class Bc
Shares redeemed	—	(318,052)
Net Increase (Decrease) in Shares Outstanding	—	(318,052)
Class Cb
Shares sold	108,328	48,040
Shares issued for dividends reinvested	8,208	10,271
Shares redeemed	(867,412)	(374,868)
Net Increase (Decrease) in Shares Outstanding	(750,876)	(316,557)
Class J
Shares sold	16,964	27,484
Shares issued for dividends reinvested	14,366	20,365
Shares redeemed	(85,780)	(283,455)
Net Increase (Decrease) in Shares Outstanding	(54,450)	(235,606)
Class I
Shares sold	20,651	19,978
Shares issued for dividends reinvested	1,603	1,889
Shares redeemed	(22,424)	(28,966)
Net Increase (Decrease) in Shares Outstanding	(170)	(7,099)
Class Z
Shares sold	64,493	76,955
Shares issued for dividends reinvested	25,274	33,727
Shares redeemed	(154,362)	(399,230)
Net Increase (Decrease) in Shares Outstanding	(64,595)	(288,548)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended May 31, 2013, 612,770 Class C shares representing $12,273,787 were exchanged for
612,770 Class A shares.
c During the period ended November 30, 2012, 199,789 Class B shares representing $3,344,201 were automatically converted to 200,606 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	18.03		16.26	15.94	14.96	12.47	21.28
Investment Operations:
Investment income—net[a]	.09		.21	.21	.21	.25	.34
Net realized and unrealized
gain (loss) on investments	1.95		1.79	.35	1.03	2.62	(5.62)
Total from Investment Operations	2.04		2.00	.56	1.24	2.87	(5.28)
Distributions:
Dividends from
investment income—net	(.23)		(.23)	(.24)	(.26)	(.38)	(.39)
Dividends from net realized
gain on investments	—		—	—	—	—	(3.14)
Total Distributions	(.23)		(.23)	(.24)	(.26)	(.38)	(3.53)
Net asset value, end of period	19.84		18.03	16.26	15.94	14.96	12.47
Total Return (%)[b]	11.47	[c]	12.50	3.46	8.38	23.77	(29.77)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34	[d]	1.37	1.36	1.37	1.45	1.29
Ratio of net expenses
to average net assets	1.20	[d]	1.20	1.20	1.16	1.12	1.18
Ratio of net investment income
to average net assets	1.00	[d]	1.19	1.23	1.33	1.89	2.04
Portfolio Turnover Rate	51.39	[c]	117.20	99.71 [e]	103.49	134.74	138.66
Net Assets, end of period
($ x 1,000)	171,329		151,113	151,210	143,378	115,445	73,441

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2013				Year Ended November 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	17.94		16.17	15.84	14.88	12.38	21.10
Investment Operations:
Investment income—net[a]	.03		.08	.08	.09	.15	.22
Net realized and unrealized
gain (loss) on investments	1.95		1.78	.35	1.02	2.61	(5.59)
Total from Investment Operations	1.98		1.86	.43	1.11	2.76	(5.37)
Distributions:
Dividends from
investment income—net	(.09)		(.09)	(.10)	(.15)	(.26)	(.21)
Dividends from net realized
gain on investments	—		—	—	—	—	(3.14)
Total Distributions	(.09)		(.09)	(.10)	(.15)	(.26)	(3.35)
Net asset value, end of period	19.83		17.94	16.17	15.84	14.88	12.38
Total Return (%)[b]	11.10	[c]	11.58	2.70	7.50	22.68	(30.22)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.05	[d]	2.08	2.04	2.05	2.12	2.01
Ratio of net expenses
to average net assets	1.95	[d]	1.95	1.94	1.91	1.88	1.90
Ratio of net investment income
to average net assets	.26	[d]	.44	.48	.58	1.16	1.32
Portfolio Turnover Rate	51.39	[c]	117.20	99.71 [e]	103.49	134.74	138.66
Net Assets, end of period
($ x 1,000)	25,672		36,703	38,205	44,683	50,170	44,224

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

Six Months Ended
May 31, 2013				Year Ended November 30,
Class J Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	18.06		16.29	15.96	14.97	12.52	21.38
Investment Operations:
Investment income—net[a]	.11		.23	.23	.22	.26	.40
Net realized and unrealized
gain (loss) on investments	1.96		1.80	.36	1.03	2.63	(5.65)
Total from Investment Operations	2.07		2.03	.59	1.25	2.89	(5.25)
Distributions:
Dividends from
investment income—net	(.26)		(.26)	(.26)	(.26)	(.44)	(.47)
Dividends from net realized
gain on investments	—		—	—	—	—	(3.14)
Total Distributions	(.26)		(.26)	(.26)	(.26)	(.44)	(3.61)
Net asset value, end of period	19.87		18.06	16.29	15.96	14.97	12.52
Total Return (%)	11.61	[b]	12.67	3.64	8.50	23.81	(29.53)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03	[c]	1.06	1.03	1.02	1.06	.99
Ratio of net expenses
to average net assets	1.02	[c]	1.06	1.03	1.02	1.05	.88
Ratio of net investment income
to average net assets	1.19	[c]	1.33	1.39	1.46	1.99	2.34
Portfolio Turnover Rate	51.39	[b]	117.20	99.71 [d]	103.49	134.74	138.66
Net Assets, end of period
($ x 1,000)	20,371		19,499	21,430	23,767	25,858	27,178

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2013				Year Ended November 30,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	18.08		16.31	15.97	14.97	12.47	21.28
Investment Operations:
Investment income—net[a]	.12		.25	.25	.24	.36	.37
Net realized and unrealized
gain (loss) on investments	1.95		1.80	.36	1.03	2.56	(5.61)
Total from Investment Operations	2.07		2.05	.61	1.27	2.92	(5.24)
Distributions:
Dividends from
investment income—net	(.28)		(.28)	(.27)	(.27)	(.42)	(.43)
Dividends from net realized
gain on investments	—		—	—	—	—	(3.14)
Total Distributions	(.28)		(.28)	(.27)	(.27)	(.42)	(3.57)
Net asset value, end of period	19.87		18.08	16.31	15.97	14.97	12.47
Total Return (%)	11.58	[b]	12.75	3.77	8.64	24.15	(29.57)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[c]	1.09	1.04	1.04	1.20	1.07
Ratio of net expenses
to average net assets	.95	[c]	.95	.94	.90	.85	.96
Ratio of net investment income
to average net assets	1.26	[c]	1.45	1.48	1.58	2.63	2.25
Portfolio Turnover Rate	51.39	[b]	117.20	99.71 [d]	103.49	134.74	138.66
Net Assets, end of period
($ x 1,000)	2,398		2,184	2,086	2,468	2,128	274

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

Six Months Ended
May 31, 2013				Year Ended November 30,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	17.94		16.20	15.88	14.90	12.46	21.30
Investment Operations:
Investment income—net[a]	.10		.19	.21	.21	.24	.37
Net realized and unrealized
gain (loss) on investments	1.95		1.78	.35	1.03	2.62	(5.61)
Total from Investment Operations	2.05		1.97	.56	1.24	2.86	(5.24)
Distributions:
Dividends from
investment income—net	(.22)		(.23)	(.24)	(.26)	(.42)	(.46)
Dividends from net realized
gain on investments	—		—	—	—	—	(3.14)
Total Distributions	(.22)		(.23)	(.24)	(.26)	(.42)	(3.60)
Net asset value, end of period	19.77		17.94	16.20	15.88	14.90	12.46
Total Return (%)	11.55	[b]	12.34	3.49	8.43	23.63	(29.61)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.19	[c]	1.28	1.19	1.12	1.18	1.09
Ratio of net expenses
to average net assets	1.14	[c]	1.28	1.19	1.12	1.16	.98
Ratio of net investment income
to average net assets	1.07	[c]	1.11	1.23	1.37	1.88	2.24
Portfolio Turnover Rate	51.39	[b]	117.20	99.71 [d]	103.49	134.74	138.66
Net Assets, end of period
($ x 1,000)	41,529		38,848	39,744	43,924	47,532	44,768

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class J, Class I and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class J, Class I and Class Z shares are sold at net asset value per share. Class I shares are sold only to institutional investors and Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or compara-

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ble issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	3,953,560	—	3,953,560
Commercial
Mortgage-Backed	—	3,712,619	—	3,712,619
Corporate Bonds†	—	25,101,396	—	25,101,396
Equity Securities—
Domestic
Common Stocks†	171,619,637	—	—	171,619,637
Equity Securities—
Foreign
Common Stocks†	2,892,828	—	—	2,892,828
Exchange-Traded
Funds	1,236,986	—	—	1,236,986
Foreign Government	—	498,773	—	498,773
Municipal Bonds	—	608,271	—	608,271
Mutual Funds	3,954,118	—	—	3,954,118
Residential
Mortgage-Backed	—	91,642	—	91,642
U.S. Government
Agencies/
Mortgage-Backed	—	21,513,175	—	21,513,175
U.S. Treasury	—	24,278,584	—	24,278,584

†	See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2013, The Bank of NewYork Mellon earned $3,288 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2012 ($)	Purchases ($)	Sales ($)	5/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,957,164	27,623,348	29,061,926	518,586.2
Dreyfus
Institutional
Cash
Advantage
Fund	3,756,781	15,762,343	16,083,592	3,435,532	1.3
Total	5,713,945	43,385,691	45,145,518	3,954,118	1.5

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually,, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $35,108,911 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, $3,291,121 of the carryover expires in fiscal year 2016, $31,310,452 expires in fiscal year 2017, $359,386 expires in fiscal year 2018 and $147,952 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: ordinary income $3,303,578. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed, from December 1, 2012 through April 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the net operating expenses of the fund’s Class A, C and I shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed an annual rate of .95% of the value of the average daily net assets of their class. Thereafter, the Manager has contractually agreed from April 2, 2013 through April 1, 2014, to waive receipt of it fees and/or assume the expenses of the fund so that the expenses of none of the classes (exclusive of certain expenses as described above) exceed .95% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $138,452 during the period ended May 31, 2013.

During the period ended May 31, 2013, the Distributor retained $8,731 from commissions earned on sales of the fund’s Class A shares and $7,048 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2013, Class C shares were charged $137,393, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class A and Class C shares were charged $195,849 and $45,798, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, Class Z shares were charged $19,540, pursuant to the Class Z Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $89,746 for transfer agency services and $3,660 for cash management services. Cash management fees were partially offset by earnings credits of $612. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $17,954 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $2,211 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $7.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $179,700, Distribution Plan fees $20,570, Shareholder Services Plan fees $42,406, custodian fees $11,033, Chief Compliance Officer fees $3,830 and transfer agency fees $24,946, which are offset against an expense reimbursement currently in effect in the amount of $14,658.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2013, amounted to $129,572,768 and $146,706,717, respectively.

At May 31, 2013, accumulated net unrealized appreciation on investments was $27,400,599, consisting of $29,605,994 gross unrealized appreciation and $2,205,395 gross unrealized depreciation.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally below the Performance Group median and generally above the Performance Universe median for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until April 1, 2014, so that fund expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expenses, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .95% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)